CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT) - USD ($)	Total	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Series A Preferred Stock Member	Series B Preferred Stock Member	Series C Preferred Stock Member	Series C Preferred Stock Member
Balance, shares at Aug. 31, 2020		293,139,140			15,500
Balance, amount at Aug. 31, 2020	$ (1,663,370)	$ 29,314	$ (359,879)	$ (1,332,821)	$ 16	$ 0	$ 0
Issuance of common stock for services, shares		2,945,503
Issuance of common stock for services, amount	150,325	$ 295	150,030	0	0	0	0
Issuance of common stock for cash, shares		71,011,639
Issuance of common stock for cash, amount	2,718,436	$ 7,101	2,711,335	0	0	0	0
Issuance of common stock for convertible debt, shares		19,508,433
Issuance of common stock for convertible debt, amount	1,546,839	$ 1,951	1,544,888	0	0	0	0
Issuance of common stock for warrant exercise, shares		5,247,822
Issuance of common stock for warrant exercise, amount	1,142,270	$ 525	1,141,745	0	0	0	0
Net loss	(2,032,533)
Stock issued in settlement of accounts payable, shares		3,243,243
Stock issued in settlement of accounts payable, amount	84,000	$ 324	83,676	0	0	0	0
Net loss	2,032,533	$ 0	0	(2,032,533)	$ 0	0	0
Common shares converted to preferred stock	0
Balance, shares at Aug. 31, 2021		395,095,780			15,500
Balance, amount at Aug. 31, 2021	1,945,967	$ 39,510	5,271,795	(3,365,354)	$ 16	0	0
Issuance of common stock for services, shares		150,000
Issuance of common stock for services, amount	297,565	$ 15	29,228
Issuance of common stock for cash, shares		22,075,000
Issuance of common stock for cash, amount	1,757,793	$ 2,207	1,757,793
Net loss	(513,791)			(513,791)
Net loss	(513,791)
Balance, shares at Nov. 30, 2021		416,468,067			15,500
Balance, amount at Nov. 30, 2021	3,448,110	$ 41,646	7,058,901	(3,879,145)	$ 16
Balance, shares at Aug. 31, 2021		395,095,780			15,500
Balance, amount at Aug. 31, 2021	1,945,967	$ 39,510	5,271,795	(3,365,354)	$ 16	0	0
Issuance of common stock for services, shares		27,170,597
Issuance of common stock for services, amount	1,276,580	$ 2,717	1,273,863	0	0	0	0
Issuance of common stock for cash, shares		32,075,000
Issuance of common stock for cash, amount	1,860,001	$ 3,208	1,856,793	0	0	0	0
Issuance of common stock for convertible debt, shares		792,624
Issuance of common stock for convertible debt, amount	39,631	$ 79	39,552	0	0	0	0
Net loss	(7,591,250)
Net loss	7,591,250	$ 0		(7,591,250)	0	$ 0	0
Common shares converted to preferred stock	(1,502)
Conversion of common stock into Series B preferred stock, shares		(15,020,023)				12,017
Conversion of common stock into Series B preferred stock, amount	0	$ (1,502)	1,490	0	0	$ 12	$ 0
Issuance of stock for business acquisitions, shares		18,004,115					50,000
Issuance of stock for business acquisitions, amount	2,873,671	$ 1,800	2,871,821	0	0	0	$ 50
Issuance of common stock for settlement agreement, shares		7,500,000
Issuance of common stock for settlement agreement, amount	225,000	$ 750	224,250	0	$ 0	$ 0	$ 0
Balance, shares at Aug. 31, 2022		465,618,093			15,500	12,017	50,000	50,000
Balance, amount at Aug. 31, 2022	629,600	$ 46,562	11,539,564	(10,956,604)	$ 16	$ 12	$ 50	$ 50
Net loss	(971,944)			(971,944)
Net loss	(971,944)
Conversion of preferred stock to debt, shares						9,994
Common shares converted to preferred stock	(981,043)		(981,033)			$ (10)
Balance, shares at Nov. 30, 2022		465,618,093			15,500	2,023		50,000
Balance, amount at Nov. 30, 2022	$ (1,323,386)	$ 46,562	$ 10,558,531	$ (11,928,548)	$ 16	$ 2		$ 50